Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,826,384)	$ (3,272,177)	$ (7,532,533)	$ (4,255,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,236	2,969	5,681	10,124
Accrued stock compensation to employees	4,810	13,100	19,340	19,400
Accrued stock compensation to nonemployees	9,250	54,830	61,030	64,020
Increase or decrease in:
Accounts receivable	(17,804)	(74,066)	(63,385)	(23,184)
Inventory	26,021	18,947	160,636	42,540
Prepaid clinical expenses	20,485	(178,200)	(612,161)
Prepaid insurance and services	65,918	(10,304)	(118,884)	42,661
Other	412	864	2,162
Accounts payable and accrued expenses	840,600	697,370	1,119,033	898,882
Total adjustments	955,928	525,510	943,046	1,066,593
NET CASH USED IN OPERATING ACTIVITIES	(3,870,456)	(2,746,667)	(6,589,487)	(3,188,440)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of furniture and equipment	(53,127)	(1,324)	(1,324)	(2,959)
Proceeds from mortgage note receivable	19,332	18,530	37,456	35,899
NET CASH PROVIDED BY INVESTING ACTIVITIES	(33,795)	17,206	36,132	32,940
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from PPP loan	158,524
Collection of stock subscription receivable		130,062	130,062
Proceeds from sale of common stock, preferred stock and warrants, net of issuance costs	1,970,363	6,989,600	6,989,600	4,101,939
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,128,887	7,119,662	7,119,662	4,101,939
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,775,364)	4,390,201
CASH AND CASH EQUIVALENTS, beginning of period	2,783,719	2,217,412	2,217,412
CASH AND CASH EQUIVALENTS, end of period	1,008,355	6,607,613	2,783,719	2,217,412
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest
Cash paid for income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES
Capitalization of right-to-use asset and lease liability		$ 60,383	$ 68,022